Stockholders' Deficit (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants outstanding, beginning	423,635	1,858,635
Weighted average exercise price, beginning price	$ 0.28	$ 0.67
Warrants granted	0	0
Weighted average exercise price, granted	$ 0	$ 0
Warrants cancelled	0	0
Weighted average exercise price, cancelled	$ 0	$ 0
Warrants expired	306,135	0
Weighted average exercise price, expired	$ 0.20	$ 0
Warrants exercised	0	(1,435,000)
Weighted average exercise price, exercised	$ 0	$ 0.20
Warrants expired	(306,135)	0
Warrants exercised	0	1,435,000
Warrants outstanding, ending	117,500	423,635
Weighted average exercise price, ending price	$ 0.50	$ 0.28
Warrants exercisable	117,500
Weighted average exercise price, exercisable	$ 0.50
Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options outstanding, beginning balance	72,000	72,000
Weighted average exercise price, beginning price	$ 2.00	$ 2.00
Options granted	0	0
Weighted average exercise price, granted	$ 0	$ 0
Options cancelled	0	0
Weighted average exercise price, cancelled	$ 0	$ 0
Options expired	0	0
Weighted average exercise price, expired	$ 0	$ 0
Options exercised	0	0
Weighted average exercise price, exercised	$ 0	$ 0
Options outstanding, ending balance	72,000	72,000
Weighted average exercise price, ending price	$ 2.00	$ 2.00
Options exercisable	72,000
Weighted average exercise price, exercisable	$ 2.00